UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2010

Item 1. Reports to Stockholders

Fidelity® Money Market
Central Fund

Semiannual Report

March 31, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CFM-SANN-0510
1.756671.109

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Actual	.0033%	$ 1,000.00	$ 1,002.30	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.92	$ .02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/10	% of fund's investments 9/30/09	% of fund's investments 3/31/09
0 - 30	53.8	46.0	52.3
31 - 90	25.2	31.2	32.2
91 - 180	15.3	16.6	7.7
181 - 397	5.7	6.2	7.8
Weighted Average Maturity
	3/31/10	9/30/09	3/31/09
Fidelity Money Market Central Fund	54 Days	59 Days	56 Days
All Taxable Money Market Funds Average*	44 Days	51 Days	48 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Corporate Bonds 0.1%	Corporate Bonds 0.0%
Commercial Paper 23.3%	Commercial Paper 17.4%
Bank CDs, BAs, TDs, and Notes 56.6%	Bank CDs, BAs, TDs, and Notes 60.7%
Government Securities 7.0%	Government Securities 11.3%
Other Government Related† 1.3%	Other Government Related† 2.2%
Repurchase Agreements 13.2%	Repurchase Agreements 8.5%
Other Investments 0.1%	Other Investments 0.5%
Net Other Assets** (1.6)%	Net Other Assets** (0.6)%

** Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities.

* Source: iMoneyNet, Inc.

Semiannual Report

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Yield (a)	Principal Amount	Value
General Electric Capital Corp.
3/11/11	0.46%	$ 1,000,000	$ 1,012,535
Certificates of Deposit - 39.3%

London Branch, Eurodollar, Foreign Banks - 9.2%
Banco Bilbao Vizcaya Argentaria SA
5/28/10	0.25	5,000,000	5,000,040
Commonwealth Bank of Australia
8/23/10 to 9/24/10	0.33 to 0.50	5,000,000	5,000,000
Credit Agricole SA
4/1/10 to 6/1/10	0.25 to 0.35 (d)	20,000,000	20,000,000
Credit Industriel et Commercial
4/6/10 to 6/8/10	0.34 to 0.41	16,000,000	16,000,000
Danske Bank AS
4/15/10 to 4/22/10	0.21	4,000,000	4,000,000
HSBC Bank PLC
11/22/10 to 12/21/10	0.58 to 0.60	3,000,000	3,000,000
ING Bank NV
5/17/10 to 6/15/10	0.25 to 0.26	16,000,000	16,000,000
Landesbank Hessen-Thuringen
4/6/10 to 9/15/10	0.32 to 0.63	11,000,000	11,000,000
UniCredit SpA
6/3/10 to 6/16/10	0.30	5,000,000	5,000,000
			85,000,040
New York Branch, Yankee Dollar, Foreign Banks - 30.1%
ABN-AMRO Bank NV
4/6/10	0.27	5,000,000	5,000,000
Banco Bilbao Vizcaya Argentaria SA New York Branch
4/19/10 to 6/16/10	0.25 to 0.37 (d)	11,000,000	11,000,114
Bank of Montreal
4/17/10 to 4/21/10	0.23 to 0.25 (d)	3,000,000	3,000,000
Bank of Nova Scotia
4/14/10 to 6/8/10	0.25 to 0.45 (d)	8,000,000	8,000,000
Bank of Nova Scotia Houston Branch
8/23/10 to 10/29/10	0.32 to 0.33	27,000,000	27,000,000
Bank of Nova Scotia Institutional
4/6/10 to 4/16/10	0.24 (d)	6,000,000	6,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank of Tokyo-Mitsubishi
4/6/10 to 7/9/10	0.21 to 0.32%	$ 31,000,000	$ 31,000,000
Bank Tokyo-Mitsubishi UFJ Ltd.
4/30/10	0.21	2,000,000	2,000,000
Barclays Bank PLC
4/16/10	0.34 (d)	7,000,000	7,000,000
BNP Paribas New York Branch
8/3/10 to 9/20/10	0.33 to 0.45	19,000,000	19,000,000
BNP Paribas SA
4/20/10	0.60	4,000,000	4,000,000
Calyon New York Branch
6/8/10 to 7/6/10	0.40 (d)	8,000,000	8,000,000
Canadian Imperial Bank of Commerce, New York
4/9/10 to 4/19/10	0.26 to 0.28 (d)	7,000,000	7,000,000
Commerzbank AG New York Branch
4/1/10 to 8/10/10	0.22 to 0.45 (d)	15,000,000	15,000,000
Intesa Sanpaolo SpA
9/9/10	0.35	4,000,000	4,000,000
Intesa Sanpaolo SpA New York Branch
4/23/10	0.30 (d)	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg New York Branch
4/12/10 to 4/22/10	0.34 to 0.35	7,000,000	7,000,000
Mizuho Corporate Bank Ltd.
6/15/10	0.25	2,000,000	2,000,000
Natexis Banques Populaires NY
5/12/10 to 6/15/10	0.30 to 1.05 (d)	14,000,000	14,000,000
Natixis New York Branch
4/12/10 to 6/22/10	0.30 to 1.47 (d)	9,000,000	9,000,000
Rabobank Nederland
4/6/10 to 5/14/10	0.23 to 0.60 (d)	14,000,000	14,000,000
Rabobank Nederland New York Branch
4/6/10 to 4/26/10	0.23 to 0.25 (d)	26,000,000	26,000,000
Royal Bank of Canada
4/1/10	0.57 (d)	4,000,000	4,000,000
Royal Bank of Canada New York Branch
4/12/10 to 4/29/10	0.23 to 0.25 (d)	5,000,000	5,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Scotland PLC
4/1/10	0.73%	$ 2,000,000	$ 2,000,000
Royal Bank of Scotland PLC Connecticut Branch
4/20/10 to 5/21/10	0.52 to 0.54 (d)	6,000,000	6,000,000
Royal Bank Scotland NV Chicago
5/24/10	0.30	3,000,000	3,000,000
Skandinaviska Enskilda Banken New York Branch
5/4/10	0.30	3,000,000	3,000,000
Societe Generale
5/5/10	0.55 (d)	1,000,000	1,000,000
Societe Generale Institutional CD Program
4/6/10 to 4/7/10	0.26 to 0.27 (d)	9,000,000	9,000,000
Sumitomo Mitsui Banking Corp. New York Branch
4/28/10	0.21	1,000,000	1,000,000
Toronto-Dominion Bank
4/6/10 to 4/29/10	0.23 to 0.65 (d)	6,000,000	6,000,000
Toronto-Dominion Bank New York Branch
4/6/10 to 12/20/10	0.23 to 0.50 (d)	8,000,000	7,999,884
			277,999,998
TOTAL CERTIFICATES OF DEPOSIT			363,000,038
Commercial Paper - 23.3%

Abbott Laboratories
4/26/10	0.32 (d)	3,000,000	3,000,000
Amsterdam Funding Corp.
5/3/10 to 7/7/10	0.25 to 0.30	41,700,000	41,667,289
Autobahn Funding
4/1/10 to 6/28/10	0.23 to 0.32	11,030,000	11,025,537
Banco Bilbao Vizcaya Argentaria SA (London Branch)
6/8/10 to 6/22/10	0.25 to 0.28	7,000,000	6,996,198
Bank of America Corp.
6/4/10	0.25	3,650,000	3,648,378
Bayerische Landesbank
4/5/10	0.32	7,000,000	6,999,751
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Canadian Imperial Holdings, Inc.
4/15/10	0.23% (d)	$ 1,000,000	$ 1,000,000
Commerzbank U.S. Finance, Inc.
4/6/10 to 8/10/10	0.22 to 0.45	8,780,000	8,771,827
Commonwealth Bank of Australia
9/9/10 to 9/10/10	0.33	8,000,000	7,988,336
Dakota Notes (Citibank Credit Card Issuance Trust)
4/19/10 to 6/7/10	0.22 to 0.25	5,000,000	4,998,554
DnB NOR Bank ASA
4/1/10 to 4/19/10	0.22 to 0.23 (d)	7,000,000	7,000,000
Groupe BPCE
4/6/10	0.30	3,000,000	2,999,875
Hannover Funding Co. LLC
6/23/10	0.65	4,000,000	3,994,006
Intesa Funding LLC
5/4/10 to 9/16/10	0.22 to 0.35	6,000,000	5,991,871
Irish Republic
5/21/10 to 6/10/10	0.40	7,000,000	6,995,667
Landesbank Hessen-Thuringen
7/6/10 to 8/9/10	0.63	2,000,000	1,996,045
Natexis Banques Populaires U.S. Finance Co. LLC
4/27/10 to 6/7/10	0.30	14,930,000	14,924,174
Nationwide Building Society
5/21/10 to 6/15/10	0.25 to 0.28	6,000,000	5,997,347
Norddeutsche Landesbank (New York Branch)
4/22/10 to 5/24/10	0.32 to 0.40	6,000,000	5,997,716
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	3,000,000	2,998,712
Salisbury Receivables Co. LLC
4/23/10 to 5/10/10	0.26 to 0.27	11,510,000	11,506,963
Toyota Credit Canada, Inc.
5/18/10 to 6/1/10	0.30	12,000,000	11,995,183
Toyota Motor Credit Corp.
4/30/10 to 5/17/10	0.25 to 0.30	6,000,000	5,998,404
Transocean Ltd.
4/7/10	0.27	1,000,000	999,955
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Unicredit Delaware, Inc.
6/28/10	0.35%	$ 5,000,000	$ 4,995,722
UniCredito Italiano Bank (Ireland) PLC
4/9/10 to 5/28/10	0.30 to 0.36	15,000,000	14,995,300
Westpac Banking Corp.
4/13/10 to 5/11/10	0.26 to 0.70 (d)	9,000,000	8,998,464
XTO Energy, Inc.
4/5/10	0.24	1,000,000	999,973
TOTAL COMMERCIAL PAPER			215,481,247
U.S. Government and Government Agency Obligations - 1.3%

Other Government Related - 1.3%
Bank of America NA (FDIC Guaranteed)
4/29/10	0.30 (c)(d)	5,545,000	5,545,000
Citibank NA (FDIC Guaranteed)
6/30/10	0.34 (c)(d)	1,000,000	1,000,000
General Electric Capital Corp. (FDIC Guaranteed)
4/8/10	0.30 (c)(d)	5,740,000	5,740,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			12,285,000
Federal Agencies - 6.2%

Federal Home Loan Bank - 6.2%
4/9/10 to 4/12/11	0.14 to 0.76 (d)	57,000,000	56,984,110
U.S. Treasury Obligations - 0.8%

U.S. Treasury Bills - 0.7%
8/26/10 to 9/23/10	0.20 to 0.41	6,000,000	5,990,508
U.S. Treasury Notes - 0.1%
1/31/11	0.48	1,000,000	1,003,249
TOTAL U.S. TREASURY OBLIGATIONS			6,993,757
Bank Notes - 0.5%
Due Date	Yield (a)	Principal Amount	Value
Bank of America NA
4/5/10 to 6/7/10	0.25 to 0.28% (d)	$ 5,000,000	$ 5,000,000
Medium-Term Notes - 5.3%

AT&T, Inc.
4/2/10	0.70 (b)(d)	5,000,000	5,000,000
Berkshire Hathaway, Inc.
5/10/10	0.23 (d)	2,000,000	2,000,000
BNP Paribas SA
5/13/10	0.50 (d)	11,000,000	11,000,000
BP Capital Markets PLC
6/11/10	0.39 (d)	3,000,000	3,000,000
Commonwealth Bank of Australia
4/6/10 to 4/14/10	0.28 (b)(d)	7,000,000	7,000,000
Metropolitan Life Global Funding I
7/6/10	0.95 (b)(d)	1,000,000	1,000,000
New York Life Insurance Co.
5/14/10	1.30 (d)(g)	1,000,000	1,000,000
Procter & Gamble International Funding SCA
5/7/10	0.26 (d)	1,000,000	1,000,000
Royal Bank of Canada
4/15/10	0.65 (b)(d)	4,000,000	4,000,000
Verizon Communications, Inc.
6/15/10	0.76 (d)	4,000,000	4,000,000
Westpac Banking Corp.
4/15/10 to 5/11/10	0.28 to 0.29 (b)(d)	10,000,000	10,000,000
TOTAL MEDIUM-TERM NOTES			49,000,000
Time Deposits - 0.2%

Banco Santander SA
4/16/10	0.25	2,000,000	2,000,000
Asset-Backed Securities - 0.1%
Due Date	Yield (a)	Principal Amount	Value
Bank of America Auto Trust
9/15/10	0.39% (b)	$ 170,020	$ 170,020
John Deere Owner Trust
11/2/10	0.34	555,252	555,252
TOTAL ASSET-BACKED SECURITIES			725,272
Municipal Securities - 11.3%

California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J2, VRDN
4/7/10	0.29 (d)	1,000,000	1,000,000
California Hsg. Fin. Agcy. Rev. Series 2003 M, VRDN
4/7/10	0.26 (d)(e)	24,100,000	24,100,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev., VRDN
4/7/10	0.29 (d)(e)	12,000,000	12,000,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2004 A1, VRDN
4/7/10	0.29 (d)	16,300,000	16,300,000
New York City Gen. Oblig. Series 2004 H2, VRDN
4/7/10	0.26 (d)	6,905,000	6,905,000
New York City Trust Cultural Resources Rev. Series 2004, VRDN
4/7/10	0.29 (d)	1,175,000	1,175,000
Philadelphia Gas Works Rev. Fifth Series A2, VRDN
4/7/10	0.29 (d)	10,500,000	10,500,000
Riverside County Ctfs. of Prtn., VRDN
4/7/10	0.30 (d)	10,185,000	10,185,000
Saint Joseph County Hosp. Auth. Health Sys. Rev., VRDN
4/7/10	0.28 (d)	8,500,000	8,500,000
Washington Health Care Facilities Auth. Rev. Series 2009 A, VRDN
4/7/10	0.30 (d)	14,000,000	14,000,000
TOTAL MUNICIPAL SECURITIES			104,665,000
Repurchase Agreements - 13.2%
	Maturity Amount	Value
In a joint trading account at 0.04% dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) #	$ 497,001	$ 497,000
With:
Banc of America Securities LLC at 0.32%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $1,050,010, 0.41% - 6.05%, 12/15/10 - 8/3/15)	1,000,009	1,000,000
Barclays Capital, Inc. at:
0.27%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $23,100,174, 5.05% - 6.6%, 1/21/11 - 4/1/12)	22,000,165	22,000,000
0.4%, dated:
1/25/10 due 4/19/10 (Collateralized by Mortgage Loan Obligations valued at $1,050,770, 5.7%, 7/10/46)	1,000,933	1,000,000
3/18/10 due 4/16/10 (Collateralized by Equity Securities valued at $2,160,434)	2,000,644	2,000,000
0.45%, dated:
3/22/10 due 4/28/10 (Collateralized by Corporate Obligations valued at $1,050,131, 5.44%, 12/25/35)	1,000,463	1,000,000
3/26/10 due 5/3/10 (Collateralized by Corporate Obligations valued at $1,080,081, 5.35%, 4/25/37)	1,000,475	1,000,000
0.5%, dated 1/25/10 due:
4/9/10 (Collateralized by Corporate Obligations valued at $1,050,963, 5.44%, 12/25/35)	1,001,028	1,000,000
4/26/10 (Collateralized by Corporate Obligations valued at $1,050,963, 5.44%, 12/25/35)	1,001,264	1,000,000
0.52%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $8,640,691, 7.76%, 4/1/17)	8,000,116	8,000,000
0.55%, dated 1/4/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $1,068,751, 5.35% - 5.44%, 12/25/35 - 4/25/37)	1,001,329	1,000,000
BNP Paribas Securities Corp. at 0.25%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $11,550,081, 4.88% - 8.25%, 9/22/14 - 4/1/19)	11,000,076	11,000,000
Citigroup Global Markets, Inc. at:
0.52%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $3,240,047, 0.47%, 3/25/35)	3,000,043	3,000,000
0.53%, dated 3/30/10 due 4/6/10 (Collateralized by Equity Securities valued at $1,080,272)	1,000,103	1,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at:
0.35%, dated:
1/14/10 due 4/16/10 (Collateralized by Corporate Obligations valued at $3,268,921, 5.88% - 9.13%, 12/15/11 - 8/15/31)	$ 3,002,683	$ 3,000,000
1/22/10 due:
4/28/10 (Collateralized by Corporate Obligations valued at $1,099,415, 7.88% - 9.5%, 12/15/14 - 6/15/17)	1,000,933	1,000,000
4/30/10 (Collateralized by Corporate Obligations valued at $1,139,275, 7.5% - 9%, 2/15/15 - 8/15/31)	1,000,953	1,000,000
0.4%, dated:
1/8/10 due 4/8/10 (Collateralized by Mortgage Loan Obligations valued at $1,164,226, 0.54% - 5.55%, 4/15/17 - 9/25/37)	1,001,000	1,000,000
1/11/10 due 4/13/10 (Collateralized by Corporate Obligations valued at $1,082,311, 0% - 38.12%, 12/22/14 - 5/10/45)	1,001,022	1,000,000
1/20/10 due 4/20/10 (Collateralized by Mortgage Loan Obligations valued at $1,092,009, 0.36% - 7.88%, 12/22/14 - 5/10/45)	1,001,000	1,000,000
2/2/10 due:
5/4/10 (Collateralized by Corporate Obligations valued at $1,086,819, 7.5% - 11%, 8/1/13 - 8/1/16)	1,001,011	1,000,000
5/7/10 (Collateralized by Corporate Obligations valued at $1,091,138, 6.75% - 11%, 3/15/12 - 8/1/16)	1,001,044	1,000,000
5/10/10 (Collateralized by Corporate Obligations valued at $1,098,814, 7.88% - 9.25%, 8/15/14 - 8/15/31)	1,001,078	1,000,000
0.45%, dated 3/24/10 due:
6/22/10 (Collateralized by Mortgage Loan Obligations valued at $1,086,848, 0.44% - 7.88%, 7/2/20 - 5/25/36)	1,001,125	1,000,000
6/25/10 (Collateralized by Mortgage Loan Obligations valued at $1,086,848, 0.44% - 7.88%, 7/2/20 - 5/25/36)	1,001,163	1,000,000
6/30/10 (Collateralized by Mortgage Loan Obligations valued at $1,086,848, 0.44% - 7.88%, 7/2/20 - 5/25/36)	1,001,225	1,000,000
Goldman Sachs & Co. at 0.22%, dated 3/26/10 due 4/1/10 (Collateralized by Certificates of Deposit valued at $2,060,093, 0%, 9/24/10) (d)(f)	2,000,073	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
ING Financial Markets LLC at 0.3%, dated 2/22/10 due 5/24/10 (Collateralized by Corporate Obligations valued at $1,055,198, 6.15%, 8/7/37)	$ 1,000,758	$ 1,000,000
J.P. Morgan Securities, Inc. at:
0.12%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations valued at $4,120,349, 4.5%, 12/20/38)	4,000,013	4,000,000
0.57%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $14,040,544, 4%, 2/15/15)	13,000,206	13,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.42%, dated 2/22/10 due 5/21/10 (Collateralized by Equity Securities valued at $2,161,394) (d)(f)	2,002,053	2,000,000
0.67%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $7,560,608, 4.25%, 11/15/16)	7,000,130	7,000,000
Morgan Stanley & Co. at:
0.32%, dated 3/31/10 due 4/1/10 (Collateralized by Equity Securities valued at $3,300,045)	3,000,027	3,000,000
0.45%, dated 3/5/10 due 4/5/10 (Collateralized by Corporate Obligations valued at $2,160,733, 7.64%, 3/31/56)	2,000,775	2,000,000
0.75%, dated 1/14/10 due 4/14/10 (Collateralized by Corporate Obligations valued at $6,490,808, 0.01% - 7.5%, 11/25/35 - 11/25/37)	5,009,375	5,000,000
RBC Capital Markets Co. at 0.37%, dated 3/31/10 due 4/1/10 (Collateralized by Equity Securities valued at $7,560,078)	7,000,072	7,000,000
RBS Securities, Inc. at 0.57%, dated 3/22/10 due 4/21/10 (Collateralized by Corporate Obligations valued at $3,352,310, 0.46%, 6/25/36) (d)(f)	3,001,425	3,000,000
UBS Securities LLC at 0.3%, dated:
2/9/10 due 5/10/10 (Collateralized by Corporate Obligations valued at $1,053,400, 0.02%, 4/15/21)	1,000,750	1,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
UBS Securities LLC at 0.3%, dated:
2/17/10 due 5/17/10 (Collateralized by Corporate Obligations valued at $1,053,400, 0.02%, 4/15/21)	$ 1,000,742	$ 1,000,000
Wells Fargo Securities, LLC at 0.37%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $2,160,023, 7.5%, 2/15/11)	2,000,021	2,000,000
TOTAL REPURCHASE AGREEMENTS		121,497,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $938,643,959)		938,643,959
NET OTHER ASSETS - (1.6)%		(14,924,525)
NET ASSETS - 100%		$ 923,719,434
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,170,020 or 2.9% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $12,285,000 or 1.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York Life Insurance Co. 1.3%, 5/14/10	5/8/09	$ 1,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$497,000 due 4/01/10 at 0.04%
Banc of America Securities LLC	$ 41,712
Bank of America, NA	187,707
Barclays Capital, Inc.	20,856
Credit Suisse Securities (USA) LLC	20,856
Deutsche Bank Securities, Inc.	56,312
ING Financial Markets LLC	5,735
J.P. Morgan Securities, Inc.	72,997
Morgan Stanley & Co., Inc.	10,428
RBC Capital Markets Corp.	21,899
RBS Securities, Inc.	14,263
Societe Generale, New York Branch	26,070
UBS Securities LLC	18,165
$ 497,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $121,497,000) - See accompanying schedule: Unaffiliated issuers (cost $938,643,959)		$ 938,643,959
Cash		254
Interest receivable		323,176
Total assets		938,967,389

Liabilities
Payable for investments purchased	$ 14,993,810
Distributions payable	249,336
Other payables and accrued expenses	4,809
Total liabilities		15,247,955

Net Assets		$ 923,719,434
Net Assets consist of:
Paid in capital		$ 923,698,742
Undistributed net investment income		164
Accumulated undistributed net realized gain (loss) on investments		20,528
Net Assets, for 923,679,860 shares outstanding		$ 923,719,434
Net Asset Value, offering price and redemption price per share ($923,719,434 ÷ 923,679,860 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Interest		$ 1,428,349

Expenses
Custodian fees and expenses	$ 11,271
Independent trustees' compensation	1,059
Interest	2
Total expenses before reductions	12,332
Expense reductions	(1,073)	11,259
Net investment income		1,417,090
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,100
Net increase in net assets resulting from operations		$ 1,433,190

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,417,090	$ 8,646,677
Net realized gain (loss)	16,100	199,529
Net increase in net assets resulting from operations	1,433,190	8,846,206
Distributions to shareholders from net investment income	(1,416,926)	(8,647,077)
Distributions to shareholders from net realized gain	(114,736)	-
Total distributions	(1,531,662)	(8,647,077)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	380,000,000	342,800,001
Cost of shares redeemed	(12,000,000)	(345,000,049)
Net increase (decrease) in net assets and shares resulting from share transactions	368,000,000	(2,200,048)
Total increase (decrease) in net assets	367,901,528	(2,000,919)

Net Assets
Beginning of period	555,817,906	557,818,825
End of period (including undistributed net investment income of $164 and $0, respectively)	$ 923,719,434	$ 555,817,906

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.016	.039	.054	.048	.028
Net realized and unrealized gain (loss)	.001	-	-	-	-	-
Total from investment operations	.003	.016	.039	.054	.048	.028
Distributions from net investment income	(.002)	(.016)	(.039)	(.054)	(.048)	(.028)
Distributions from net realized gain	- F	-	-	-	-	-
Total distributions	(.003) G	(.016)	(.039)	(.054)	(.048)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.23%	1.64%	3.94%	5.55%	4.86%	2.80%
Ratios to Average Net Assets E
Expenses before reductions	-% A, D	-% D	-% D	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% A, D	-% D	-% D	.01%	.01%	.01%
Expenses net of all reductions	-% A, D	-% D	-% D	.01%	.01%	.01%
Net investment income	.41% A	1.65%	3.92%	5.41%	4.76%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 923,719	$ 555,818	$ 557,819	$ 642,663	$ 859,468	$ 821,384

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

G Total distributions of $.003 per share is comprised of distributions from net investment income of $.0024 and distributions from net realized gain of $.0002 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010 (Unaudited)

1. Organization.

Fidelity Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 938,643,959

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Operating Policies - continued

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $1,499,750. The weighted average interest rate was 0.01% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,059.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $14.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or and FMR affiliate were the owners of record of all outstanding shares of the fund.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 4, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 4, 2010